Financial Risk Management - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of net debt [line items]
Target ratio of net debt to EBITDA	1.5
Target ratio of net debt to EBITDA post IFRS 16	2.2
Borrowings	£ 720	£ 1,085
(Increase) decrease in adjusted operating profit translated at year end closing rates	28
Adjusted operating profit	546
Adjusted operating profit translated at year end closing rates	574
(Increase) decrease in EBITDA translated at year end closing rates	32
EBITDA	698
EBITDA translated at year end closing rates	730
Cash and cash equivalents (excluding overdrafts)	568	518
Undrawn borrowing capacity on revolving credit facility	£ 1,400	£ 1,300	$ 1,750	$ 1,750
Maturity period of trade payables	1 year	1 year
Investment grade bank counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	85.00%
Net exposure with investment grade counterparties	£ 33
AAA money market fund counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	7.00%
Non-investment grade bank counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	8.00%
US Dollars [member]
Disclosure of net debt [line items]
Percentage of currency exposure to sales	60.00%
Borrowings	£ 188	£ 172
Trade payables	178	137
Sterling [member]
Disclosure of net debt [line items]
Borrowings	23	1
Trade payables	57	58
Other currency [member]
Disclosure of net debt [line items]
Borrowings	3	1
Trade payables	98	90
Due in 2021 [member]
Disclosure of net debt [line items]
Undrawn borrowing capacity on revolving credit facility	1,400	1,300	$ 1,750	$ 1,750
Fixed interest rate [member]
Disclosure of net debt [line items]
Borrowings	617	674
Floating interest rate [member]
Disclosure of net debt [line items]
Borrowings	£ 103	£ 411